Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 900,140,000.00
Previously Paid Amount	0.00
Total Fee Amount	124,309.32
Total Offset Amount	46,661.83
Net Fee	$ 77,647.49